Shareholder Report, Average Annual Return (Details) 192403_Amplify Alternative Harvest ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	118 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Alternative Harvest ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Alternative Harvest ETF NAV
Average Annual Return, Percent	(5.70%)	(18.60%)	(15.06%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	14.78%